Employee benefit expense - Disclosure of employee benefit expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of employee benefits expense [abstract]
Salaries	€ 55,793	€ 57,272	€ 47,717
Social security contributions	14,359	(3,035)	35,923
Share-based compensation expense	6,276	(5,215)	14,678
Training and education	1,292	840	603
Other employee benefits	1,553	1,317	1,091
TOTAL EMPLOYEE BENEFIT EXPENSE	€ 79,273	€ 51,178	€ 100,012